Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about inventories [Line Items]
Inventories	€ 540	€ 492	€ 458
Increase decrease in inventories exchange rate	(28)	13
Increase decrease ln inventories consolidation scope changes	0	0
Increase decrease ln inventories other	76	21
Goods purchase for resale [Member]
Disclosure of detailed information about inventories [Line Items]
Inventories	37	26	20
Increase decrease in inventories exchange rate	0	0
Increase decrease ln inventories consolidation scope changes	1	0
Increase decrease ln inventories other	10	6
Raw materials and other supplies [Member]
Disclosure of detailed information about inventories [Line Items]
Inventories	394	343	303
Increase decrease in inventories exchange rate	(17)	10
Increase decrease ln inventories consolidation scope changes	(1)	0
Increase decrease ln inventories other	69	30
Bidding and mobilization costs [Member]
Disclosure of detailed information about inventories [Line Items]
Inventories	109	124	€ 135
Increase decrease in inventories exchange rate	(10)	3
Increase decrease ln inventories consolidation scope changes	0	0
Increase decrease ln inventories other	€ (4)	€ (15)